UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period [________________] to [________________]

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period [________________] to [________________]

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2018 to December 31, 2018

Date of Report (Date of earliest event reported): November 20, 2019

__________________________________
WESTGATE RESORTS, LTD.1
(Exact name of securitizer as specified in its charter)

0001657217
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Heidi Boyles, Esq. (407) 425-6559

Name and telephone number, including area code, of the person to contact in connection with this filing

1 Pursuant to Item 1.03 Notice of Termination of Duty to file Reports under Rule 15Ga-1. Westgate Resorts, Ltd., as securitizer, is filing this Form ABS-15G in respect of its Filing Obligations for Westgate Resorts 2015-2 LLC. Last payment was November 20, 2020.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Westgate Resorts, Ltd., by and through

Westgate Resorts, Inc., it sole general partner

By:	/s/ David A. Siegel
Name:	David A. Siegel
Title:	President

February 07, 2020

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